Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2024
Shareholder Remuneration System And Earnings Per Share [Abstract]
Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share
a) Distribution of Banco Santander's profit and shareholder remuneration scheme
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	3,181
Dividend paid at 31 DecemberA	1,532
Complementary dividendB	1,649
To voluntary reservesC	6,920
Net profit for the year	10,101
A.Total amount paid as interim dividend, at the rate of EUR 10 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed complementary dividend of EUR 11 gross cents per eligible share, payable in cash as from 2 May 2025. The total amount has been estimated on the assumption that, as a result of the partial implementation of the buyback program announced on February 5, 2025, the number of the Bank's outstanding shares eligible for the dividend will be 14,988,884,075. Therefore, the total amount of the complementary dividend may be higher if fewer shares are acquired in the buyback program than expected, or lower in the opposite case.
C.Estimated amount corresponding to a complementary dividend of EUR 1,648,777,248.25. To be increased or reduced by the same amount by which the total amount of the complementary dividend is respectively lower or higher than the estimate of that complementary dividend.

The transcribed proposal comprises the part of the 2024 shareholder remuneration policy that is implemented through cash dividends (the interim dividend paid in November 2024 of EUR 10 cents per share with dividend entitlement, approved by the board of directors on 24 September 2024, and the complementary dividend expected to be paid as of 2 May 2025, of EUR 11 cents per share with the dividend entitlement, proposed by the board of directors on 25 February 2025, and therefore subject to approval by the General Meeting of Shareholders).
In addition, the 2024 remuneration policy also includes expected shareholder remuneration through the implementation of share buyback programs to which an amount equivalent to 25% of the Group's ordinary profit will be allocated. The first of these programs based on the results of 2024, for an approximate amount of EUR 1,525 million, was completed between August 2024 and January 2025. On 6 February 2025 a second buyback program on account of the 2024 results was started for a maximum amount of EUR 1,587 million. It also submits to the general meeting of shareholders an agreement for reduction of capital that will allow the amortization of own shares acquired in this second repurchase program, subject to the relevant regulatory authorization.
The accounting statement, prepared by the Bank pursuant to legal requirements, evidencing the existence of sufficient liquidity for the payment of the interim dividend on the date and for the amount mentioned above, was as follows:

EUR million
31 August 2024
Profit before taxes	6,549
Tax expense	373
Dividends paid in cash	—
Distributable maximum amount	6,176
Available liquidity	87,847
Finally, and although it is not part of the remuneration charged to the 2024 financial year, it should be noted that pursuant to the resolution of the Bank's General Meeting of Shareholders held on 22 March 2024, on 2 May 2024 the Bank paid a complementary cash dividend of EUR 9.5 cents per share charged to the results of the 2023 financial year. Finally, also charged to the results of 2023, the Bank implemented two repurchase programs. The first of them for a maximum amount of EUR 1,310 million, which ended on January 2024 and the second one, for a maximum amount of EUR 1,459 million, which ended in June 2024.
b) Earnings/loss per share from continuing and discontinued operations
i. Basic earnings / loss per share
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2024	2023	2022
Profit (Loss) attributable to the Parent (EUR million)	12,574	11,076	9,605
Remuneration of PPCC and PPCA (EUR million) (note 23)	(620)	(492)	(529)
	11,954	10,584	9,076
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	11,954	10,584	9,076
Weighted average number of shares outstanding	15,497,607,269	16,172,084,714	16,848,344,667
Basic earnings (Loss) per share (euros)	0.771	0.654	0.539
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.771	0.654	0.539
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt securities).
Accordingly, diluted earnings/loss per share were determined as follows:

	2024	2023	2022
Profit (Loss) attributable to the Parent (EUR million)	12,574	11,076	9,605
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(620)	(492)	(529)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	11,954	10,584	9,076
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	11,954	10,584	9,076
Weighted average number of shares outstanding	15,497,607,269	16,172,084,714	16,848,344,667
Dilutive effect of options/rights on shares	70,110,570	75,180,407	55,316,206
Adjusted number of shares	15,567,717,839	16,247,265,121	16,903,660,873
Diluted earnings (Loss) per share (euros)	0.768	0.651	0.537
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.768	0.651	0.537